UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-21539
                                                    ----------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: MAY 31, 2005
                                              -------------

                   Date of reporting period: NOVEMBER 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                  FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE
                                 INCOME FUND II
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                NOVEMBER 30, 2004

 Shareholder Letter ..................................................   1

 Portfolio Components ................................................   2

 Portfolio of Investments ............................................   3

 Statement of Assets and Liabilities .................................  10

 Statement of Operations .............................................  11

 Statement of Changes in Net Assets ..................................  12

 Statement of Cash Flows .............................................  13

 Financial Highlights ................................................  14

 Notes to Financial Statements .......................................  15

 Dividend Reinvestment Plan ..........................................  20

 Proxy Voting Policies and Procedures ................................  20

 Portfolio Holdings ..................................................  20






                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand how the Fund's performance and characteristics compare to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2004

Dear Shareholders:

The First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") commenced trading on the New York Stock Exchange on May 27, 2004, under the ticker symbol FCT. In our last correspondence back in July, given that the Fund had just begun to ramp up its investment portfolio, we focused our brief discussion on the fact that the Federal Reserve had just raised its target for the Federal Funds Rate from 1.00% to 1.25%. As we now know, the Fed was just getting started. We would like to add some comments regarding the U.S. economic expansion to the discussion this time around.

For the period May 31, 2004 through November 30, 2004, which marked the midway point of the Fund's fiscal year, the Fund's market price and net asset value ("NAV") performance diverged. During its first six months, the Fund posted a market share price total return of -6.0% while the Fund's NAV total return was up 2.5%. The Fund began paying its monthly dividend of $0.0883 per share in August. In December, we were pleased to announce that in January the Fund's monthly dividend would be increased 5.0% to $0.0927 per share. In the press release announcing the increase, we commented that based on the Fund's closing market share price of $18.00 on December 17, the $0.0927 dividend would equate to an annualized distribution rate of 6.18%. We believe this yield to be attractive in this economic climate relative to other senior loan closed-end funds as well as many fixed-rate securities in general. Investors should know that FCT is a pure play on senior floating-rate loans; the Fund does not own, and is prohibited by its prospectus from purchasing, any high yield or fixed-rate corporate bonds that often exhibit high price volatility.

The economic climate that we speak of is one of a sustained expansion accompanied by measured rate increases from historically low interest rate levels. The U.S. economy posted an upwardly revised 4.0% gross domestic product growth rate in the third quarter, despite high energy prices and the war in Iraq, marking the 12th consecutive quarter of economic expansion dating back to the fourth quarter of 2001. This expansion coupled with a healthy stream of new job creation, a weak dollar, and large deficits, in our opinion, has motivated the Federal Reserve to tighten monetary policy on five separate occasions since mid-2004, pushing the Fed Funds Target Rate from 1.00% to 2.25%. In general, a rising rate climate normally translates into a higher level of income generated by senior loans - but normally with a lag of 45 to 90 days to allow for portfolio resets. However, strong investor inflows into the senior loan asset class during calendar 2004, while having driven loan prices higher, have narrowed credit spreads. The impact of these events on FCT was twofold: first, some (but not all) of the anticipated increase in income normally associated with rising short-term interest rates was offset by the lower spreads, and second, NAV performance was helped by the price appreciation of the portfolio's loans. This was especially true for more actively managed funds, such as FCT.

The strong economic base, in our opinion, is constructive for the senior loan asset class in that default rates tend to decline below their long-term moving averages when corporate revenues and profits are characterized as strong. As of November 30, 2004, the S&P/LSTA Leveraged Loan Index default rate stood at 1.15%, well below long-term averages.

In closing, in our opinion, the decline in the market share price of the Fund which began in late summer is not a reflection of the performance of the underlying portfolio, which has performed quite well, but rather is primarily a reflection of temporary supply/demand imbalances brought on by the heavy issuance of other new senior loan funds subsequent to the launch of FCT in May, and secondarily, the short-term trading biases of some investors that were especially prevalent prior to year-end.

Please see the following page for a graphical depiction of the Fund's portfolio. The detailed holdings are shown on the Portfolio of Investments schedule.

We appreciate your continued confidence in our Fund.

Sincerely,
/S/JAMES A. BOWEN
James A. Bowen
President of the First Trust/Four Corners Senior Floating Rate Income Fund II January 12, 2005

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2004 (UNAUDITED)






                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Media                                           19.9%
Health Care Providers & Services                 7.9%
Electric Utilities                               7.7%
Commercial Services & Supplies                   6.1%
Hotels, Restaurants & Leisure                    5.7%
Repurchase Agreement                             5.0%
Food Products                                    4.2%
Containers & Packaging                           4.0%
Wireless Telecommunication Services              3.5%
Chemicals                                        3.2%
Household Durables                               3.1%
Specialty Retail                                 2.8%
Oil & Gas                                        2.7%
Aerospace & Defense                              2.1%
Diversified Telecommunication Services           2.1%
Transportation Infrastructure                    2.0%
Building Products                                1.9%
Food & Staples Retailing                         1.7%
Real Estate                                      1.6%
Diversified Financial Services                   1.4%
Paper & Forest Products                          1.4%
IT Services                                      1.4%
Pharmaceuticals                                  1.2%
Insurance                                        1.1%
Machinery                                        0.9%
Semiconductors & Semiconductor Equipment         0.9%
Electronic Equipment & Instruments               0.9%
Multiline Retail                                 0.7%
Health Care Equipment & Supplies                 0.7%
Industrial Conglomerates                         0.6%
Leisure Equipment & Products                     0.5%
Diversified Consumer Services                    0.4%
Personal Products                                0.3%
Beverages                                        0.2%
Auto Components                                  0.2%


+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments schedules are based on net assets.

Page 2                See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - 158.5%

              AEROSPACE & DEFENSE - 3.4%
$   2,160,000 Alion Science and Technology Corp.,
                 Term Loan DD, 8/02/09 .............................    $   2,160,000
    1,000,000 K&F Industries, Inc., Term Loan, 11/18/12 ............        1,013,750
    3,250,000 MRO Acquisition Corp., Term Loan 1st Lien, 8/27/10 ...        3,280,469
    3,876,923 Standard Aero Holdings, Inc., Term Loan B, 8/24/12 ...        3,925,384
    6,000,000 United Air Lines, Inc., Term Loan B, 6/30/05 .........        6,056,250
                                                                        --------------
                                                                           16,435,853
                                                                        --------------

              AUTO COMPONENTS - 0.3%
    1,500,000 Environmental Systems Products Holdings, Inc.,
                 Term Loan 2nd Lien, 12/12/10 ......................        1,548,750
                                                                        --------------

              BEVERAGES - 0.4%
    2,000,000 Culligan Corp., Term Loan, 9/30/11 ...................        2,033,334
                                                                        --------------

              BUILDING PRODUCTS - 3.0%
              Headwaters, Inc.
    3,000,000    Term Loan 2nd Lien, 9/01/12 .......................        3,075,000
    3,368,750    Term Loan B 1st Lien, 4/30/11 .....................        3,410,859
      997,500 NCI Building Systems, Inc., Term Loan B, 6/18/10 .....        1,008,098
    5,792,133 PGT Industries, Inc., Term Loan 1st Lien, 2/07/10 ....        5,871,775
    1,000,000 South Edge, LLC, Term Loan C, 10/31/09 ...............        1,008,125
                                                                        --------------
                                                                           14,373,857
                                                                        --------------

              CHEMICALS - 5.0%
    6,000,000 Brenntag Acquisition Partnership II GmbH & Co. KG,
                 Term Loan B-2, 3/05/11 ............................        6,093,750
              Celanese Americas Corp.
    6,000,000    Term Loan B, 5/17/11 ..............................        6,112,500
    2,000,000    Term Loan C, 12/08/11 .............................        2,041,666
   10,000,000 Rockwood Specialties, Inc., Term Loan B, 7/30/12 .....       10,048,210
                                                                        --------------
                                                                           24,296,126
                                                                        --------------

              COMMERCIAL SERVICES & Supplies - 9.7%
    2,992,500 Acosta Sales Company, Term Loan B, 8/06/10 ...........        3,033,647
    3,000,000 Allied Security Holdings LLC, Term Loan, 6/30/10 .....        3,030,000
    1,000,000 Ashtead Group PLC, Term Loan B, 11/12/09 .............        1,013,750
    3,130,435 Duratek, Inc., Term Loan, 12/16/09 ...................        3,120,652
              EnviroSolutions Holdings, Inc.
    7,507,895    Term Loan, 3/01/09 ................................        7,489,125
    1,200,203    Term Loan DD, 3/01/09+ ...........................         1,197,203
    3,264,758 Infrasource, Inc., Term Loan, 9/30/10 ...............         3,281,082
    4,977,381 Monitronics International, Inc., Term Loan B, 8/26/09         5,036,487
    3,000,000 N.E.W. Customer Service Companies, Inc.,
                 Term Loan B, 8/17/09 .............................         3,015,000
    3,724,919 Pike Electric, Inc., Term Loan, 7/01/12 .............         3,783,121
    5,000,000 Quanta Services Inc., Term Loan, 6/19/08 ............         5,062,500
    4,992,500 SecurityCo, Inc., Term Loan B, 6/28/10 ..............         5,036,184


                    See Notes to Financial Statements.                    Page 3

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
SENIOR FLOATING RATE INTERESTS - CONTINUED

              COMMERCIAL SERVICES & SUPPLIES - CONTINUED
              United Rentals, Inc.
$   2,487,500    Term Loan, 2/14/11 ................................    $   2,515,484
      500,000    Term Loan B, 2/14/11 ..............................          505,625
                                                                        --------------
                                                                           47,119,860
                                                                        --------------

              CONTAINERS & PACKAGING - 6.4%
              Boise Cascade, LLC
    3,123,288    Term Loan B, 10/28/11 .............................        3,174,691
    2,876,712    Term Loan C, 10/29/10 .............................        2,895,673
      955,556 BWAY Corp., Term Loan B, 6/30/11 .....................          968,296
              Graham Packaging Holdings Company
    4,000,000    Term Loan B 1st Lien, 10/07/11 ....................        4,057,144
    6,000,000    Term Loan C 2nd Lien, 4/07/12 .....................        6,150,000
    1,000,000 International Coal Group, Inc., Term Loan, 11/05/10 ..        1,013,750
    1,250,000 International Mill Service, Inc.,
                 Term Loan 1st Lien, 12/31/10 ......................        1,268,750
    1,496,250 Kranson Industries, Inc., Term Loan, 7/30/11 .........        1,507,472
              Owens-Illinois Group, Inc.
    7,408,048    Term Loan A-1, 4/01/07 ............................        7,540,778
    1,190,476    Term Loan B-1, 4/01/08 ............................        1,213,541
    1,167,500    Term Loan C-1, 4/01/08 ............................        1,188,661
                                                                        --------------
                                                                           30,978,756
                                                                        --------------

              DIVERSIFIED CONSUMER SERVICES - 0.6%
    1,995,000 Coinstar, Inc., Term Loan, 7/01/11 ...................        2,024,925
    1,000,000 TRM Corp., Term Loan B, 11/19/10 .....................        1,007,500
                                                                        --------------
                                                                            3,032,425
                                                                        --------------

              DIVERSIFIED FINANCIAL SERVICES - 2.3%
   10,967,500 Refco Finance Holdings LLC, Term Loan, 8/05/11 .......       11,079,917
                                                                        --------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
    4,000,000 Level 3 Communications, Inc., Term Loan, 11/17/11 ....        4,113,752
    8,000,000 NTL Investment Holdings Ltd., Term Loan, 5/10/12 .....        8,056,664
    4,000,000 Valor Telecommunications Enterprises, LLC
                 Term Loan B, 11/10/11 .............................        4,043,000
                                                                        --------------
                                                                           16,213,416
                                                                        --------------

              ELECTRIC UTILITIES - 17.5%
   10,643,051 Allegheny Energy Supply Company, Inc.,
                 Term Loan B, 3/08/11 ..............................       10,823,983
    6,000,000 Astoria Energy LLC, Term Loan 1st Lien, 4/16/12 ......        6,079,998
    8,951,087 CenterPoint Energy, Inc., Term Loan, 10/07/06 ........        8,967,870
      995,000 Cogentrix Delaware Holdings, Inc., Term Loan, 2/25/09         1,009,925
   13,930,000 Midwest Generation, LLC, Term Loan, 4/27/11 ..........       14,121,538
    2,000,000 Mission Energy Holdings International, LLC,
                 Term Loan, 12/11/06 ...............................        2,003,126
              NRG Energy, Inc.
    1,041,667    L of C, 12/23/10*** ...............................        1,069,271
    1,838,651    Term Loan, 6/23/10 ................................        1,887,375


Page 4                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              ELECTRIC UTILITIES - CONTINUED
$  15,416,812 Reliant Resources, Inc., Revolving Credit, 3/15/07+ ..    $  15,375,063
    3,899,471 Riverside Energy Center, LLC, Term Loan, 6/24/11 .....        3,918,968
              Rocky Mountain Energy Center, LLC
    2,803,175    L of C, 6/24/11*** ................................        2,817,191
      297,355    Term Loan, 6/24/11 ................................          298,841
   13,000,000 Saguaro Utility Group I Corp.,
                 Term Loan DD, 3/25/11+ ............................       12,853,750
    3,500,000 Tucson Electric Power Company, Term Loan, 6/30/09 ....        3,529,166
                                                                        --------------
                                                                           84,756,065
                                                                        --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
    4,844,279 Cinram International, Inc., Term Loan D, 9/30/09 .....        4,900,293
    1,995,000 VeriFone, Inc., Term Loan B, 6/30/11 .................        2,024,925
                                                                        --------------
                                                                            6,925,218
                                                                        --------------
              FOOD & STAPLES RETAILING - 3.4%
    2,000,000 Dean Foods Co., Term Loan A-1, 8/13/09 ...............        2,013,750
    1,990,000 Golden State Foods Corp., Term Loan B, 2/25/11 .......        2,019,850
    8,977,500 Jean Coutu Group (PJC), Inc., Term Loan B, 7/30/11 ...        9,115,224
    3,000,000 Nash Finch Company, Term Loan, 11/12/10+ .............        3,030,000
                                                                        --------------
                                                                           16,178,824
                                                                        --------------
              FOOD PRODUCTS - 6.6%
    1,000,000 Atkins Nutritionals Inc., Term Loan 2nd Lien, 11/26/09          605,000
    7,000,000 Dole Food Company, Inc., Term Loan 2nd Lien, 7/22/10 .        7,148,750
    9,760,648 Keystone Foods Holdings LLC, Term Loan, 6/16/11 ......        9,846,054
    1,400,493 Nellson Nutraceutical Inc.,
                 Term Loan 1st Lien, 10/04/09 ......................        1,333,969
    6,000,000 OSI Group LLC, Term Loan, 9/02/11 ....................        6,064,998
    4,000,000 Pinnacle Foods Holding Corp., Term Loan, 11/25/10 ....        3,991,668
    3,000,000 THL Food Products Company, Term Loan, 11/21/11 .......        3,080,625
                                                                        --------------
                                                                           32,071,064
                                                                        --------------
              HEALTHCARE EQUIPMENT & SUPPLIES - 1.0%
    4,907,700 Advanced Medical Optics, Inc., Term Loan, 6/25/09 ....        4,969,046
                                                                        --------------
              HEALTHCARE PROVIDERS & SERVICES - 12.6%
    3,000,000 Ardent Health Services, Inc., Term Loan B, 8/12/11 ...        3,003,750
   12,000,000 Community Health Systems Inc., Term Loan, 8/19/11 ....       12,093,756
    3,527,027 Connecticare Capital LLC, Term Loan, 10/30/09 ........        3,535,845
    1,000,000 DaVita, Inc., Term Loan C, 6/30/10 ...................        1,009,821
    3,682,204 Genesis Healthcare Corp., Term Loan B, 12/01/10 ......        3,729,767
    4,483,750 Iasis Healthcare Corp., Term Loan B, 6/22/11 .........        4,544,469
    2,992,500 MedCath Holdings Corp., Term Loan, 6/30/11 ...........        3,033,647
    1,500,000 Sheridan Healthcare, Inc., Term Loan 2nd Lien, 5/09/11        1,545,000
    3,990,000 Skilled Healthcare Group, Inc.,
                 Term Loan 1st Lien, 7/31/10 .......................        4,019,925
    4,975,000 Team Health, Inc., Term Loan B, 3/23/11 ..............        5,012,312
   11,965,000 U.S. Oncology Holding,  Inc., Term Loan B, 8/20/11 ...       12,069,694


                  See Notes to Financial Statements.                      Page 5

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              HEALTHCARE PROVIDERS & SERVICES - CONTINUED
$   2,000,000 Vanguard Health Systems, Inc., Term Loan B, 9/23/11 ..    $   2,030,500
    5,080,100 VWR International, Inc., Term Loan B, 4/07/11 ........        5,169,002
                                                                        --------------
                                                                           60,797,488
                                                                        --------------
              HOTELS, RESTAURANTS & LEISURE - 9.9%
    4,000,000 Aladdin Gaming LLC, Term Loan A, 8/31/10 .............        3,850,000
              American Skiing Company
    5,000,000    Term Loan 1st Lien, 9/28/10 .......................        5,025,000
    2,000,000    Term Loan 2nd Lien, 9/28/11 .......................        1,980,000
    5,985,000 Boyd Gaming Corp., Term Loan B, 6/30/11 ..............        6,062,805
    4,875,000 Global Cash Access, LLC, Term Loan B, 3/10/10 ........        4,960,312
    8,000,000 Marina District Finance Company, Inc.,
                 Term Loan B, 10/20/11 .............................        8,053,336
    2,000,000 Seminole Tribe of Florida, Term Loan, 9/30/11 ........        2,017,500
    8,636,364 Venetian Casino Resort LLC, Term Loan B, 6/15/11 .....        8,776,705
              Wynn Las Vegas, LLC
    5,000,000    Revolving Credit, 10/30/08+ .......................        4,962,500
    2,150,000    Term Loan DD, 9/30/09 .............................        2,148,656
                                                                        --------------
                                                                           47,836,814
                                                                        --------------

              HOUSEHOLD DURABLES - 4.9%
              Builders FirstSource, Inc.
    2,985,000    Term Loan 1st Lien, 2/25/10 .......................        3,003,656
    3,000,000    Term Loan 2nd Lien, 8/25/10 .......................        3,026,250
    6,500,000 Jostens IH Corp., Term Loan B, 10/04/11 ..............        6,547,587
              Lake Las Vegas Joint Venture
    2,000,000    Term Loan 1st Lien, 11/01/09 ......................        2,008,750
    5,000,000    Term Loan 2nd Lien, 11/01/10 ......................        5,062,500
    4,196,867 Prestige Brands, Inc., Term Loan B, 4/06/11 ..........        4,244,082
                                                                        --------------
                                                                           23,892,825
                                                                        --------------

              INDUSTRIAL CONGLOMERATES - 1.0%
    2,992,500 Roller Bearing Corp., Term Loan, 12/17/10 ............        2,992,500
    1,925,000 VUTEk, Inc., Term Loan B, 6/25/10 ....................        1,920,187
                                                                        --------------
                                                                            4,912,687
                                                                        --------------

              INSURANCE - 1.7%
    8,000,000 Conseco, Inc., Term Loan, 6/22/10 ....................        8,146,664
                                                                        --------------

              IT SERVICES - 2.9%
    1,980,000 CACI International Inc., Term Loan B, 5/03/11 ........        1,999,800
              The Titan Corp.
    5,000,000    Revolving Credit, 5/23/10+ ........................        4,946,875
    7,159,403    Term Loan B, 6/30/09 ..............................        7,242,188
                                                                        --------------
                                                                           14,188,863
                                                                        --------------

              LEISURE EQUIPMENT & PRODUCTS - 0.8%
    4,000,000 Brooklyn Basketball, LLC, Term Loan B, 6/16/08 .......        3,990,000
                                                                        --------------


Page 6                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              MACHINERY - 1.5%
$   1,000,000 Dresser-Rand Group, Inc., Term Loan B, 10/29/11 ......    $   1,015,000
    5,931,472 Invensys International Holdings Ltd.,
                 Term Loan B-1, 9/05/09 ............................        6,005,615
                                                                        --------------
                                                                            7,020,615
                                                                        --------------

              MEDIA - 31.6%
    5,985,000 Adams Outdoor Advertising, LP, Term Loan B, 10/15/11 .        6,059,812
              Advertising Directory Solutions, Inc.
    1,000,000    Term Loan 1st Lien, 11/09/11 ......................        1,007,500
    4,000,000    Term Loan 2nd Lien, 5/09/12 .......................        4,081,000
    3,990,000 Bragg Communications, Inc., Term Loan, 8/31/11 .......        4,034,887
              Cablecom GmbH
    3,000,000    Term Loan B, 4/15/12 ..............................        3,022,500
    3,000,000    Term Loan C, 4/15/13 ..............................        3,022,500
    4,000,000 CBD Media, LLC, Term Loan D, 12/31/09 ................        4,050,000
   10,530,000 Century Cable Holdings, LLC, Term Loan, 6/30/09 ......       10,451,025
   14,000,000 Charter Communications Operating, LLC,
                 Term Loan A, 4/27/10 ..............................       13,811,532
    5,250,000 Freedom Communications, Inc., Term Loan B, 5/18/12 ...        5,331,375
    1,995,000 Herald Media, Inc., Term Loan 1st Lien, 6/29/11 ......        2,019,937
    7,000,000 Loews Cineplex Entertainment Corp.,
                 Term Loan, 6/30/11 ................................        7,086,408
    6,000,000 Mediacom Group, LLC, Term Loan B, 3/31/13 ............        6,043,926
    6,000,000 Metro-Goldwyn-Mayer Studios, Inc.,
                 Term Loan B, 4/30/11 ..............................        6,015,000
    4,000,000 Newspaper Holdings, Inc., Term Loan A, 8/24/11 .......        3,990,000
    1,995,000 Nexstar Broadcasting Group, Inc.,
                 Term Loan D, 12/31/10 .............................        1,997,494
    3,969,880 PanAmSat Corp., Term Loan B, 8/20/11 .................        3,993,790
    8,000,000 Paxson Communications Corp.,
                 Floating Rate Note, 1/15/10 .......................        8,050,000
    4,500,000 Rainbow Media Holdings LLC, Term Loan B, 3/31/12 .....        4,565,624
              Raycom Media, Inc.
    3,000,000    Term Loan A, 10/06/11 .............................        3,003,750
    6,500,000    Term Loan B, 4/06/12 ..............................        6,573,125
    3,859,092 Regal Cinemas Corp., Term Loan B, 11/10/10 ...........        3,892,859
    8,972,500 RH Donnelley Inc., Term Loan B-2, 6/30/11 ............        9,049,986
    3,750,000 Salem Communications Holding Corp.,
                 Term Loan B, 3/31/10 ..............................        3,787,500
              Transwestern Publishing Company
    6,216,908    Term Loan 2nd Lien, 2/25/12 .......................        6,306,276
    7,547,320    Term Loan B 1st Lien, 2/25/12 .....................        7,625,156
    4,000,000 UPC Distribution Holding B.V.,
                 Term Loan F, 10/29/11 .............................        4,042,500
    2,992,500 Wallace Theater Corp., Term Loan 1st Lien, 7/31/09 ...        3,037,388
    6,959,937 WMG Acquisition Corp., Term Loan, 2/28/11 ............        7,064,336
                                                                        --------------
                                                                          153,017,186
                                                                        --------------
              MULTILINE RETAIL - 1.2%
    5,611,667 Savers, Inc., Term Loan 1st Lien, 8/04/09 ............        5,646,740
                                                                        --------------


                  See Notes to Financial Statements.                      Page 7

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
 SENIOR FLOATING RATE INTERESTS - CONTINUED

              OIL & GAS - 4.3%
$   1,000,000 Alon USA, Inc., Term Loan B, 12/16/08 ................    $   1,020,000
    1,990,650 BPL Acquisition L.P.,
                 Term Loan, 6/10/10 ................................        2,005,580
    7,982,775 El Paso Corp., L of C, 11/19/09*** ...................        8,015,560
    3,921,429 Plains Resources, Inc., Term Loan, 7/23/10 ...........        3,967,996
              Quest Cherokee, LLC
      382,222    L of C, 12/31/08*** ...............................          385,089
    3,057,778    Term Loan, 7/22/10 ................................        3,080,711
    2,500,000 SemCrude, L.P., Term Loan, 8/27/10 ...................        2,525,000
                                                                        --------------
                                                                           20,999,936
                                                                        --------------
              PAPER & FOREST PRODUCTS - 2.3%
    4,000,000 Georgia-Pacific Corp., Term Loan, 7/02/09 ............        4,000,000
              Koch Cellulose, LLC
      395,773    L of C, 5/07/11*** ................................          401,215
    1,577,391    Term Loan B, 5/07/11 ..............................        1,599,081
    4,972,450 Solo Cup Company, Term Loan, 2/27/11 .................        5,064,132
                                                                        --------------
                                                                           11,064,428
                                                                        --------------
              PERSONAL PRODUCTS - 0.5%
    2,416,429 American Safety Razor Company,
                 Term Loan B, 4/29/11 ..............................        2,416,429
                                                                        --------------
              PHARMACEUTICALS - 1.9%
    8,982,500 Accredo Health, Inc., Term Loan B, 6/30/11 ...........        9,061,097
                                                                        --------------
              REAL ESTATE - 2.5%
    1,964,010 CB Richard Ellis Services, Inc., Term Loan, 3/31/10 ..        1,977,513
              General Growth Properties, Inc.
    5,000,000    Term Loan A, 11/12/07 .............................        4,986,110
    5,000,000    Term Loan B, 11/12/08 .............................        5,017,190
                                                                        --------------
                                                                           11,980,813
                                                                        --------------
              SEMICONDUCTORS &
                   SEMICONDUCTOR EQUIPMENT - 1.5%
              Memec Group Holdings Ltd.
    3,000,000    Term Loan A, 5/28/09 ..............................        2,970,000
    4,000,000    Term Loan B 2nd Lien, 6/15/10 .....................        4,000,000
                                                                        --------------
                                                                            6,970,000
                                                                        --------------
              SPECIALTY RETAIL - 4.4%
   11,500,000 Harbor Freight Tools USA, Inc., Term Loan, 7/15/10 ...       11,528,750
              United Industries Corp.
    3,990,000    Term Loan 2nd Lien, 9/30/11 .......................        4,054,838
    5,476,275    Term Loan B, 4/30/11 ..............................        5,558,419
                                                                        --------------
                                                                           21,142,007
                                                                        --------------
              TRANSPORTATION INFRASTRUCTURE - 3.1%
    7,980,000 Horizon Lines Holding LLC, Term Loan, 7/07/11 ........        8,106,347
    6,964,736 Moran Transportation Company, Term Loan, 8/08/09 .....        7,025,677
                                                                        --------------
                                                                           15,132,024
                                                                        --------------



Page 8                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)



 PRINCIPAL                                                                    MARKET
   VALUE                            DESCRIPTION**                             VALUE
-----------       ------------------------------------------------         -----------
SENIOR FLOATING RATE INTERESTS - CONTINUED

              WIRELESS TELECOMMUNICATION SERVICES - 5.5%
$   4,000,000 AAT Communications Corp., Term Loan B, 1/16/12 .......    $   4,043,332
    7,980,000 American Tower Corp., Term Loan B, 8/31/11 ...........        8,076,007
      500,000 New Skies Satellites B.V.,
                Floating Rate Note, 10/21/11 .......................          510,000
    5,969,925 Nextel Communications, Inc., Term Loan E, 12/15/10 ...        5,976,695
    5,000,000 Nextel Partners, Inc., Term Loan C, 5/31/11 ..........        5,077,085
    1,000,000 Spectrasite Communications, Inc.,
                 Term Loan B, 4/21/12 ..............................        1,007,917
    2,000,000 Triton PCS, Inc., Term Loan, 11/18/09 ................        2,020,000
                                                                        --------------
                                                                           26,711,036
                                                                        --------------

              TOTAL SENIOR FLOATING RATE INTERESTS .................      766,940,163
                                                                        --------------
              (Cost $728,753,632)


REPURCHASE AGREEMENT - 7.9%
(Cost $38,200,000)
   38,200,000    Agreement with Wachovia Capital Markets, LLC,
                 1.96% dated 11/30/04, to be repurchased at
                 $38,202,080 on 12/01/04, collateralized by
                 $40,273,000 Freddie Mac Strip, zero coupon
                 due 1/15/06 (Value $38,964,007) ...................       38,200,000
                                                                        --------------
              UNFUNDED LOAN COMMITMENTS - (7.4)% ...................      (35,652,113)
                                                                        --------------
              TOTAL INVESTMENTS++ - 159.0% .........................      769,488,050
              (Cost $766,953,632)*


              NET OTHER ASSETS AND LIABILITIES - (1.3)% ............       (6,490,919)
                                                                        --------------
              LOAN OUTSTANDING - (37.0)% ...........................     (179,000,000)
                                                                        --------------
              PREFERRED SHARES, AT LIQUIDATION VALUE - (20.7)% .....     (100,000,000)
                                                                        --------------
              NET ASSETS APPLICABLE TO
              COMMON SHAREHOLDERS - 100.0% .........................    $ 483,997,131
                                                                        ==============

----------------------------------------------------------------------------
        + Unfunded loan commitment. See footnote 2 for description.
       ++ All securities segregated as collateral for the loan outstanding.
        * Aggregate cost for federal tax purposes.
       ** All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
      *** L of C - Letter of Credit.




                      See Notes to Financial Statements.                  Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)



ASSETS:
Investments, at value (See portfolio of investments) (a):
   Securities ......................................................................................     $731,288,050
   Repurchase Agreement ............................................................................       38,200,000
                                                                                                         -------------
Total Investments ..................................................................................      769,488,050
Cash ...............................................................................................        2,594,373
Receivable for investment securities sold ..........................................................       34,604,202
Interest receivable ................................................................................        4,116,221
Prepaid expenses ...................................................................................           29,265
                                                                                                         -------------
     Total Assets ..................................................................................      810,832,111
                                                                                                         -------------

LIABILITIES:
Outstanding loan payable ...........................................................................      179,000,000
Payable for investment securities purchased . ......................................................       46,924,673
Investment advisory fee payable ....................................................................          438,772
Interest due on loan payable .......................................................................          331,141
Accumulated unpaid dividends on Taxable Auction Market Preferred Shares ............................           41,319
Payable to administrator ...........................................................................           25,028
Trustees' fee payable ..............................................................................           17,204
Custodian fee payable ..............................................................................           17,169
Accrued expenses and other payables ................................................................           39,674
                                                                                                         -------------
     Total Liabilities .............................................................................      226,834,980
                                                                                                         -------------
TAXABLE AUCTION MARKET PREFERRED SHARES:
($0.01 par value, 4,000, shares issued with liquidation preference of $25,000 per share) ...........      100,000,000
TOTAL NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) ...............................................      483,997,131
                                                                                                         -------------
FUND TOTAL MANAGED ASSETS ..........................................................................     $583,997,131
                                                                                                         =============

----------------------------------------------------------------------------------------------------
(a) Investments, at cost ...........................................................................     $766,953,632
                                                                                                         =============
NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................     $     26,904
Accumulated net realized gain on investments sold ..................................................        1,092,426
Net unrealized appreciation of investments .........................................................        2,534,418
Par value ..........................................................................................          252,728
Paid-in capital ....................................................................................      480,090,655
                                                                                                         -------------
     Total Net Assets ..............................................................................     $483,997,131
                                                                                                         =============

NET ASSET VALUE, applicable to Common Shares outstanding (par value $0.01 per Common Share) ........     $      19.15
                                                                                                         =============
Number of Common Shares outstanding ................................................................       25,272,768
                                                                                                         =============


Page 10               See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)



 INVESTMENT INCOME:
 Interest ..........................................................................................     $ 12,563,095
 Delayed compensation fee income ...................................................................          446,702
 Letter of credit fee income .......................................................................           39,983
 Facility fee income ...............................................................................           23,558
 Amendment fee income ..............................................................................           14,987
 Commitment fee income .............................................................................            1,846
 Ticking fee income ................................................................................            1,444
 Utilized fee income ...............................................................................              229
                                                                                                         -------------
     Total investment income .......................................................................       13,091,844
                                                                                                         -------------
 EXPENSES:
 Investment advisory fee ...........................................................................        2,290,806
 Interest on outstanding loan payable ..............................................................          983,303
 Administration fee ................................................................................          159,045
 Audit and legal fees ..............................................................................           46,339
 Custodian fees ....................................................................................           37,949
 Trustees' fees and expenses .......................................................................           29,580
 Auction Market Preferred Shares commission fees ...................................................           29,176
 Transfer agent fees ...............................................................................           17,548
 Printing fees .....................................................................................           15,041
 Other .............................................................................................           42,833
                                                                                                         -------------
   Net expenses ....................................................................................        3,651,620
                                                                                                         -------------
 NET INVESTMENT INCOME .............................................................................        9,440,224
                                                                                                         -------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Realized gain from investments sold during the period . ...........................................        1,092,426
 Net change in unrealized appreciation/(depreciation) of investments during the period . ...........        3,014,509
                                                                                                         -------------
 Net realized and unrealized gain on investments ...................................................        4,106,935
                                                                                                         -------------

 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................       13,547,159

 LESS: TAXABLE AUCTION MARKET PREFERRED SHARE DIVIDENDS ............................................         (494,715)
                                                                                                         -------------

 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO
   COMMON SHARES ...................................................................................     $ 13,052,444
                                                                                                         =============









                   See Notes to Financial Statements.                    Page 11

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF CHANGES IN NET ASSETS



                                                                                                  SIX
                                                                                                MONTHS
                                                                                                 ENDED           PERIOD
                                                                                              11/30/2004         ENDED
                                                                                              (UNAUDITED)      5/31/2004*
                                                                                            --------------   --------------
OPERATIONS:
Net investment income/(loss) ...........................................................    $   9,440,224    $     (54,602)
Net realized gain on investments sold during the period ................................        1,092,426          --
Net change in unrealized appreciation/(depreciation) of investments during the period ..        3,014,509         (480,091)
                                                                                            --------------   --------------
Net increase in net assets resulting from operations ...................................       13,547,159         (534,693)
                                                                                            --------------   --------------

DISTRIBUTIONS: PREFERRED SHARE DIVIDENDS:
Dividends paid from net investment income ..............................................         (494,715)         --
                                                                                            --------------   --------------

DISTRIBUTIONS: COMMON SHARE DIVIDENDS:
Dividends paid from net investment income ..............................................       (8,918,605)         --
                                                                                            --------------   --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES .......        4,133,839         (534,693)

CAPITAL TRANSACTIONS:
Taxable Auction Market Preferred Shares Issued .........................................      100,000,000          --
Value of 42,532 shares reinvested ......................................................          809,437          --
Net proceeds from sale of 2,225,000 and 23,005,236 shares of Common Shares .............       41,108,540      438,480,008
                                                                                            --------------   --------------
Net increase in net assets .............................................................      146,051,816      437,945,315

NET ASSETS:
Beginning of period ....................................................................      437,945,315          --
                                                                                            --------------   --------------
End of period ..........................................................................    $ 583,997,131    $ 437,945,315
                                                                                            ==============   ==============
Undistributed net investment income end of period ......................................    $      26,904    $     --
                                                                                            ==============   ==============

--------------------------------------------------
* The Fund commenced operations on May 18, 2004.





Page 12                  See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)




Cash flows from operating activities:
   Investment income received .............................................   $       9,455,070
   Fee income received ....................................................              58,489
   Payment of operating expenses ..........................................          (3,029,717)
   Proceeds from sales of long-term securities ............................         841,265,525
   Purchases of long-term securities ......................................      (1,557,095,406)
   Net proceeds from short-term investments ...............................         400,800,000
                                                                              -----------------
CASH USED BY OPERATING ACTIVITIES .........................................                             $  (308,546,039)
                                                                                                        ---------------

Cash flows from financing activities:
   Proceeds from shares sold ..............................................         141,108,540
   Distributions paid .....................................................          (8,562,564)
   Issuance of loan .......................................................         179,000,000
   Interest expense .......................................................            (652,162)
                                                                              -----------------
CASH PROVIDED BY FINANCING ACTIVITIES .....................................                                 310,893,814
                                                                                                        ---------------

   Increase in cash .......................................................                                   2,347,775
   Cash at beginning of period ............................................                                     246,598
 ..........................................................................                             ---------------
   Cash at end of period ..................................................                             $     2,594,373
                                                                                                        ===============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO CASH USED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ......................                             $    13,547,159
   Increase in investments* ...............................................   $    (228,610,608)
   Increase in interest and dividends receivable ..........................          (4,066,967)
   Increase in other assets ...............................................             (29,265)
   Increase in receivables for investments sold ...........................         (34,604,202)
   Decrease in payable for investments purchased ..........................         (55,433,324)
   Increase in interest expense ...........................................             983,303
   Decrease in accrued expenses ...........................................            (332,135)
                                                                              -----------------
CASH USED BY OPERATING ACTIVITIES .........................................                             $  (308,546,039)
                                                                                                        ===============

-----------
*      Includes change in unrealized appreciation of $3,014,509.




                      See Notes to Financial Statements.                 Page 13

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                           SIX MONTHS
                                                                                             ENDED           PERIOD
                                                                                           11/30/2004        ENDED
                                                                                          (UNAUDITED)      5/31/2004
                                                                                           ----------      ----------
 Net asset value, beginning of period ..................................................   $    19.04      $    19.10
                                                                                           ----------      ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ..........................................................         0.38           (0.00)#
 Net realized and unrealized gain/(loss) on investments ................................         0.15           (0.02)
                                                                                           ----------      ----------
 Total from investment operations ......................................................         0.53           (0.02)
                                                                                           ----------      ----------

 DISTRIBUTIONS: PREFERRED SHARES
 Dividends paid from net investment income to AMP*** Shareholders ......................        (0.02)         --
                                                                                           ----------      ----------

 DISTRIBUTIONS: COMMON SHARES
 Dividends paid from net investment income to Common Shareholders ......................        (0.35)         --
                                                                                           ----------      ----------
 Dilutive Impact from the offering of AMP Shares++ .....................................        (0.05)         --
                                                                                           ----------      ----------
 Change in accumulated unpaid dividends on AMP Shares ..................................         0.00#         --
                                                                                           ----------      ----------
 Common share offering costs charged to paid-in capital ................................       --               (0.04)
                                                                                           ----------      ----------
 Net asset value, end of period ........................................................   $    19.15      $    19.04
                                                                                           ==========      ==========
 Market Value, end of period ...........................................................   $    18.47      $    20.01
                                                                                           ==========      ==========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ............................................         2.46%          (0.31)%
                                                                                           ==========      ==========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ...............................................        (5.97)%          0.05%
                                                                                           ==========      ==========

 RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON SHAREHOLDERS:
 Ratio of operating expenses to average net assets .....................................         1.12%**         1.44%**
 Ratio of operating expenses to average net assets including interest expense ..........         1.54%**       --
 Ratio of net investment income/(loss) to average net assets ...........................         3.97%**        (0.76)%**
 Ratio of net investment income to average net assets net of AMP dividends (f) .........         3.74%**         0.00%**

 SUPPLEMENTAL DATA:
 Portfolio turnover rate ...............................................................       147.98%           0.00%
 Net assets, end of period (in 000's) ..................................................   $  483,997      $  437,945
--------------------------------------------------
 Ratio of operating expenses to Total Average Managed Assets ...........................         0.87% **      --
 Ratio of operating expenses to Total Average Managed Assets including interest expense          1.19% **      --

 SENIOR SECURITIES:
 Total Auction Market Preferred Shares Outstanding .....................................        4,000          --
 Liquidation and Market Value per AMP share (c) ........................................   $   25,010      $   --
 Loan outstanding (in 000's) ...........................................................   $  179,000      $   --
 Asset coverage per share (d) ..........................................................   $  190,749      $   --
 Asset coverage per $1,000 of loan outstanding (e) .....................................   $    4,262      $   --

--------------------------------------------------
*    The Fund commenced operations on May 18, 2004.
**   Annualized.
***  Auction Market Preferred Shares ("AMP Shares").
#    Amount represents less than $0.01 per Common Share.
(a) Total Return on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share.
(b) Total Return on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.
(c)  Plus accumulated and unpaid dividends.
(d) Calculated by subtracting the Fund's total liabilities (not including the AMP Shares and loan outstanding) from the Fund's total assets, and dividing this by the number of AMP Shares outstanding.
(e) Calculated by subtracting the Fund's total liabilities (not including the AMP shares and loan outstanding) from the Fund's total assets, and dividing this by the amount of loan outstanding.
(f) The net investment income ratio reflects income net of operating expenses and payments and changes in unpaid dividends to AMP Shareholders.
+ Total return is not annualized for periods less than one year and does not reflect sales load.
++ The expenses associated with the offering of the AMP Shares had a $(0.05) impact on the Common Share NAV.

Page 14               See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2004 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of senior secured floating rate corporate loans ("Senior Loans"). There can be no assurance that the Fund will achieve its investment objectives. Investment in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per common share by subtracting the Fund's liabilities and liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect net asset value, First Trust Advisors L.P. ("First Trust") may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2004 (UNAUDITED)

service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in good faith under procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


CASH FLOW INFORMATION:

The Fund issues its shares, invests in securities, and distributes dividends from net investment income (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash receipts and disbursements is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, and accretion/amortization of discount/premium recognized on investment securities.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Amendment fees are compensation for evaluating and accepting changes to credit agreements. Commitment fees are compensation received on undrawn amounts under a revolving credit agreement. Facility fees are received on a facility's entire committed amount, regardless of usage. Delayed compensation fees are received for delays of settlement of interest income.


UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments and Statement of Assets and Liabilities.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the financing associated with leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Auction Market Preferred Shares ("AMP Shares") issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2004 (UNAUDITED)


INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

EXPENSES:

The Fund will pay all expenses directly related to its operations.

COMMON SHARE ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial seed capital statement, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust and Four Corners Capital Management, LLC ("Four Corners") have paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. The Fund's share of Common Share offering costs, $920,000, were recorded as a reduction of the proceeds from the sale of Common Shares at May 31, 2004.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For its services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.75% of the Fund's Managed Assets, the average daily gross asset value of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding AMP Shares and accrued liabilities.

Four Corners serves as the Fund's sub-adviser and manages the Fund's portfolio subject to First Trust's supervision. Four Corners receives a portfolio management fee of 0.38% of Managed Assets that is paid monthly by First Trust out of the First Trust management fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Deutsche Bank Trust Company Americas, a wholly owned subsidiary of Deutsche Bank AG ("Auction Agent"), serves as the Fund's AMP Share transfer agent, registrar, dividend disbursing agent and redemption agent.

Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of its affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2004, aggregated amounts were $1,501,733,743 and $875,869,727, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2004 (UNAUDITED)

As of November 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $3,877,254 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $1,342,836.

                                 5. COMMON STOCK

As of November 30, 2004, 25,272,768 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.


COMMON STOCK TRANSACTIONS WERE AS FOLLOWS:
                                                               SIX MONTHS ENDED              PERIOD ENDED
                                                               NOVEMBER 30, 2004              MAY 31, 2004
                                                               -----------------              ------------
                                                            SHARES        AMOUNT       SHARES         AMOUNT
                                                            ------        ------       ------         ------
Proceeds from shares sold .............................   2,225,000    $42,497,500    23,005,236   $439,400,008
Issued as reinvestment of dividends under
   the Dividend Reinvestment Plan .....................      42,532        809,437        --            --
Offering Cost Common Shares ...........................       --           (89,209)       --           (920,000)
Offering Cost AMP Shares ..............................       --        (1,299,751)       --            --
                                                          ---------    -----------   -----------   ------------
                                                          2,267,532    $41,917,977    23,005,236   $438,480,008
                                                          =========    ===========   ===========   ============


                       6. AUCTION MARKET PREFERRED SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share, in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. On November 30, 2004, 4,000 Auction Market Preferred Shares ("AMP Shares") were issued and outstanding. [Offering Costs of $299,751 and commissions of $1,000,000, paid directly to Lehman Brothers, were charged to capital of Common Shares at November 30, 2004, upon issuance of AMP Shares.]

The Fund is required to meet certain asset coverage tests with respect to the AMP Shares. If the Fund fails to maintain Eligible Assets having an aggregated Discounted Value at least equal to the AMP Shares Basic Maintenance Amount as of any Valuation Date and the failure is not cured on or before the related Asset Coverage Cure Date, the Fund will be required in certain circumstances to redeem certain AMP Shares.

An auction of the AMP Shares is generally held every 7 and 28 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date.

As of November 30, 2004, 4,000 of the AMP Shares were outstanding at an annual dividend rate of 2.05% and 2.20% for the 7 and 28 day auctions, respectively. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner not related directly to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders.

Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to guidance of the EITF, the Fund's AMP Shares are classified outside of permanent equity (net assets to common stock) in the accompanying financial statements.

                          7. REVOLVING CREDIT FACILITY

The Fund has entered into a 364-Day Revolving Credit Facility among the Fund, various lenders and Citicorp North America Inc., as agent, which provides for a revolving credit facility ("Credit Facility") to be used as leverage for the Fund. The Credit Facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2004 (UNAUDITED)

assets after borrowings). The total commitment under the Revolving Credit Facility is $195,000,000. For the six months ended November 30, 2004, the average amount outstanding was $85,513,661 with a weighted average interest rate of 1.73%. The Fund also pays additional borrowing costs, which includes an administration fee of 0.02%, a program fee of 0.20% and a liquidity fee of 0.14%.

                                 8. SENIOR LOANS

Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancings and prepayments result in an average maturity of the Senior Loans held in it's portfolio of generally between 18-36 months.

Senior Loans in which the Fund invests generally pay interest at rates, which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

               9. SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 13, 2004. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one year term. The number of votes cast for James A. Bowen was 21,309,839, the number of votes withheld was 99,603 and the number of abstentions was 2,595,794. The number of votes cast for Niel B. Nielson was 21,305,639, the number of votes withheld was 103,803 and the number of abstentions was 2,595,794. The number of votes cast for Richard E. Erickson was 21,314,039, the number of votes withheld was 95,403 and the number of abstentions was 2,595,794. The number of votes cast for Thomas R. Kadlec was 21,310,839, the number of votes withheld was 98,603 and the number of abstentions was 2,595,794. The number of votes cast for David M. Oster was 21,313,539, the number of votes withheld was 95,903 and the number of abstentions was 2,595,794.

                              10. SUBSEQUENT EVENTS

On November 22, 2004, the Fund declared a dividend of $0.0883 per share which represents a dividend from net investment income to Common Shareholders of record on December 2, 2004, payable December 15, 2004.

On December 20, 2004, the Fund declared a dividend of $0.0927 per share, which represents a dividend from net investment income and realized short-term capital gains to Common Shareholders of record on December 31, 2004, payable January 18, 2005.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2004 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.


--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.